SUPPLEMENT TO THE

STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

ForDiscovery Fund, Enterprise Fund, Growth Opportunities Fund and Mid Cap Growth Fund

AND

WELLS FARGO ADVANTAGE SMALL CAP STOCK FUNDS

For Small Cap Growth Fund

AND

WELLS FARGO ADVANTAGE VT FUNDS

For VT Discovery Fund and VT Small Cap Growth Fund

Effective March 21, 2011,Thomas C. Ognar, CFA, Bruce C. Olson, CFA and Joseph M. Eberhardy, CFA, CFPwill act as co-Portfolio Managers for the Small Cap Growth Fund and the VT Small Cap Growth Fund (each, a “Fund).

The following information is added to the table in each Fund’s section entitled “Portfolio Managers – Management of Other Accounts:”

Portfolio Manager
Joseph M. Eberhardy, CFA, CFP	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$4,581M
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$8M
	Other Accounts
	Number of Accounts	20
	Total Assets Managed	$574M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$297M
Thomas C. Ognar, CFA	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$4,851M
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$8M
	Other Accounts
	Number of Accounts	20
	Total Assets Managed	$574M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$297M
Bruce C. Olson, CFA	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$4,851M
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$8M
	Other Accounts
	Number of Accounts	20
	Total Assets Managed	$574M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$297M

Effective March 21, 2011,Thomas J. Pence, CFA and Michael T. Smith, CFAwill act as co-Portfolio Managers for the Discovery Fund, the Enterprise Fund, the Growth Opportunities Fund, the Mid Cap Growth Fund and the VT Discovery Fund (each, a “Fund”).

The following information is added to the table in each Fund’s section entitled “Portfolio Managers – Management of Other Accounts:”

Portfolio Manager
Thomas J. Pence, CFA	Registered Investment Companies
	Number of Accounts	14
	Total Assets Managed	$5,775M
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$33M
	Other Accounts
	Number of Accounts	166
	Total Assets Managed	$7,366M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$51M
Michael T. Smith, CFA	Registered Investment Companies
	Number of Accounts	6
	Total Assets Managed	$3,735M
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$7M
	Other Accounts
	Number of Accounts	69
	Total Assets Managed	$2,851M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$51M

April 4, 2011